Long-term bank loans	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Long-term bank loans
25.	Long-term bank loans

Type of loans	Period and payment term	December 31, 2018	December 31, 2019
		NT$000	NT$000
Syndicated bank loan	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	9,822,000	9,066,000
Less: Fee on syndicated bank loan		(32,482)	(24,355)
Less: Current portion (fee included)		(747,422)	(748,419)
		9,042,096	8,293,226
Interest rate range		1.7895%	1.7895%
Unused credit lines of long-term bank loans NT$000		1,800,000	1,800,000

a)
On May 15, 2018, the Company entered into a syndicated loan with eleven banks in Taiwan, including Taiwan Cooperative Bank, in the amount of NT$12 billion with a term of five years. Funding from this syndicated loan was used to repay the existing debt of financial institutions and broaden the Company’s working capital. Pursuant to the syndicated loan agreement, the Group is required to maintain certain financial ratios including current ratio, interest protection multiples and debt to equity ratio during the loan periods.

b)
On May 16, 2016, the Company entered into a syndicated loan with ten banks in Taiwan, including Land Bank of Taiwan, in the amount of NT$13.2 billion with a term of five years. Funding from this syndicated loan was used to repay the prior syndicated loan in 2014 and broaden the Company’s working capital. Pursuant to the syndicated loan agreement, the Group is required to maintain certain financial ratios including current ratio, interest protection multiples and debt to equity ratio during the loan periods. The syndicated loan was fully repaid in May 2018.

c)	Information about the items related to the long-term bank loans that are pledged to others as collaterals is provided in Note 32.